[ON CHAPMAN AND CUTLER LLP LETTERHEAD]

August 20, 2026

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: CoinShares ETF Trust
(Registration Nos. 333-258722 and 811-23725)

Ladies and Gentlemen:

On behalf of the CoinShares ETF Trust (the “Registrant”), in accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the “Securities Act”), this letter serves to certify that the most recent amendment to the Registration Statement on Form N-1A (the “Registration Statement”) of the Registrant and its series, CoinShares Bitcoin Mining and Digital Power ETF (formerly CoinShares Bitcoin Mining ETF), a series of the Registrant, does not differ from that which would have been filed pursuant to Rule 497(c) of the Securities Act. Post-Effective Amendment No. 70, which was the most recent amendment to the Registration Statement, was filed electronically with the Securities and Exchange Commission on August 18, 2026.

If we may cooperate with you in any way in the processing of this registration statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren